Leases - Present Value of Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 10
2024	9
2025	6
2026	5
2027	3
Thereafter	19
Total operating lease payments	52
Less: Imputed interest	(9)
Total lease obligations	43
Less: Current installments	(9)	$ (8)
Operating leases (Note 15)	34	32
Finance Leases
2023	35
2024	35
2025	35
2026	35
2027	36
Thereafter	1,001
Total finance lease payments	1,177
Less: Imputed interest	(839)
Total lease obligations	338
Less: Current installments	(2)	(4)
Finance leases	336	$ 333
Total
2023	45
2024	44
2025	41
2026	40
2027	39
Thereafter	1,020
Total lease payments	1,229
Less: Imputed interest	(848)
Total lease obligations	381
Less: Current installments	(11)
Long-term lease obligations	$ 370